Provision (Benefit) for Income Tax (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2012
Current:
U.S. Federal	$ 46,846	$ 56,590	$ 45,547
State and local	5,660	6,694	6,836
Foreign	59,425	44,747	49,231
Total Current	111,931	108,031	101,614
Deferred:
U.S. Federal	16,747	(31,987)	(787)
State and local	1,292	(3,649)	(572)
Foreign	(11,467)	(5,355)	(5,729)
Total Deferred	6,572	(40,991)	(7,088)
Provision for Income Tax Expense	$ 118,503	$ 67,040	$ 94,526